CONTINGENCIES	12 Months Ended
Dec. 31, 2013
CONTINGENCIES
CONTINGENCIES

NOTE K - CONTINGENCIES

In conducting its activities, the Company from time to time is the subject of various claims arising from the ordinary course of business.  In the opinion of management, it is remote that these claims will be material to the Company’s results of operations and liquidity.